Related Party Transactions - Founder Shares (Details) - USD ($)			3 Months Ended	6 Months Ended
		Oct. 23, 2020	Dec. 31, 2020	Jun. 30, 2021
Related Party Transaction [Line Items]
Aggregate purchase price	[1]		$ 25,000
Restrictions on transfer period of time after business combination completion				30 days
Over-allotment option | Class B Common Stock
Related Party Transaction [Line Items]
Shares subject to forfeiture		1,312,500	1,312,500
Shares no longer subject to forfeiture			1,312,500
Sponsor | Over-allotment option | Class B Common Stock
Related Party Transaction [Line Items]
Shares no longer subject to forfeiture		1,312,500
Founder Shares
Related Party Transaction [Line Items]
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders			20.00%
Restrictions on transfer period of time after business combination completion			1 year	1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)			$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination			20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination			30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences			150 days
Founder Shares | Class B Common Stock
Related Party Transaction [Line Items]
Number of shares issued		10,062,500
Aggregate purchase price		$ 25,000
Founder Shares | Over-allotment option
Related Party Transaction [Line Items]
Shares subject to forfeiture			1,312,500
Shares no longer subject to forfeiture			1,312,500
Founder Shares | Sponsor | Class B Common Stock
Related Party Transaction [Line Items]
Aggregate purchase price		$ 25,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders		20.00%
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)				$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination				20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination				30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences				150 days

[1]	This number excludes an aggregate of up to 1,312,500 shares of Class B common stock subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. On January 8, 2021, the underwriters fully exercised the over-allotment option; thus, these shares are no longer subject to forfeiture (see Note 6).